World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2010

Dates Covered
Collections Period	02/01/10 - 02/28/10
Interest Accrual Period	02/16/10 - 03/14/10
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/15/10

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/10	917,464,677.15	63,518
Yield Supplement Overcollaterization Amount at 01/31/10	55,206,850.38	0

Receivables Balance at 01/31/10	972,671,527.53	63,518
Principal Payments	29,259,456.53	894
Defaulted Receivables	63,566.92	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollaterization Amount at 02/28/10	53,186,468.11	0

Pool Balance at 02/28/10	890,162,035.97	62,622

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	3,861,560.55	411
Past Due 61-90 days	536,961.29	39
Past Due 91 + days	0.00	0

Total	4,398,521.84	450

Total 31+ Delinquent as % Ending Pool Balance	0.49%

Recoveries	46,439.60

Aggregate Net Losses - Feb 2010	17,127.32

Overcollateralization Target Amount	53,409,722.16
Actual Overcollateralization	28,301,725.17

Weighted Average APR	4.79%
Weighted Average APR, Yield Adjusted	7.63%
Weighted Average Remaining Term	53.68

Flow of Funds	$ Amount
Collections	33,000,653.84
Advances	8,854.43
Investment Earnings on Cash Accounts	3,042.80
Servicing Fee	(810,559.61)

Available Funds	32,201,991.46

Distributions of Available Funds
(1) Class A Interest	788,166.47
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Noteholders’ Second Priority Principal Distributable Amount	3,030,765.02
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	28,301,725.17
(7) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	32,201,991.46

Servicing Fee	810,559.61
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 02/16/10	893,192,800.99
Principal Paid	31,332,490.19
Note Balance @ 03/15/10	861,860,310.80

Class A-1
Note Balance @ 02/16/10	225,190,800.99
Principal Paid	31,332,490.19
Note Balance @ 03/15/10	193,858,310.80
Note Factor @ 03/15/10	77.8547433%

Class A-2
Note Balance @ 02/16/10	197,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/10	197,000,000.00
Note Factor @ 03/15/10	100.0000000%

Class A-3
Note Balance @ 02/16/10	241,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/10	241,000,000.00
Note Factor @ 03/15/10	100.0000000%

Class A-4
Note Balance @ 02/16/10	198,106,000.00
Principal Paid	0.00
Note Balance @ 03/15/10	198,106,000.00
Note Factor @ 03/15/10	100.0000000%

Class B
Note Balance @ 02/16/10	31,896,000.00
Principal Paid	0.00
Note Balance @ 03/15/10	31,896,000.00
Note Factor @ 03/15/10	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	869,501.27
Total Principal Paid	31,332,490.19

Total Paid	32,201,991.46

Class A-1
Coupon	0.23262%
Interest Paid	39,287.91
Principal Paid	31,332,490.19

Total Paid to A-1 Holders	31,371,778.10

Class A-2
Coupon	0.70000%
Interest Paid	114,916.67
Principal Paid	0.00

Total Paid to A-2 Holders	114,916.67

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3 Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9482000
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	34.1683990

Total Distribution Amount	35.1165990

A-1 Interest Distribution Amount	0.1577828
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	125.8332939

Total A-1 Distribution Amount	125.9910767

A-2 Interest Distribution Amount	0.5833334
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5833334

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	96.73
Noteholders’ Principal Distributable Amount	903.27

Account Balances	$ Amount
Advances
Balance as of 01/31/10	31,864.06
Balance as of 02/28/10	40,718.49
Change	8,854.43

Reserve Account
Balance as of 02/16/10	2,345,271.93
Investment Earnings	249.64
Investment Earnings Paid	(249.64)
Deposit/(Withdrawal)	0.00
Balance as of 03/15/10	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93